Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss
ACCUMULATED OTHER COMPREHENSIVE LOSS
The following presents the components of accumulated other comprehensive loss, net of related tax effects:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Foreign currency translation adjustments(1)(2)	$(79,267)	$(22,425)	$(11,813)
Pension and other postretirement effects	(134,774)	(126,284)	(132,680)
Cash flow hedging activity	(735)	(428)	(3,251)
Accumulated other comprehensive loss	$(214,776)	$(149,137)	$(147,744)
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(1)	Includes foreign currency translation adjustments attributable to noncontrolling interests.

(2)
Foreign currency translation adjustments in 2011 primarily represents the strengthening of the U.S. dollar exchange rate versus the Euro and the British pound at December 31, 2011 as compared with December 31, 2010. Foreign currency translation adjustments in 2010 primarily represents the strengthening of the U.S. dollar exchange rate versus the Euro and the British pound at December 31, 2010 as compared with December 31, 2009.